                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                              ----
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      North Fork Bank
         ------------------------------------------------------
Address:   Trust Department
         ------------------------------------------------------
           275 Broadhollow Road
         ------------------------------------------------------
           Melville, NY 11747
         ------------------------------------------------------

Form 13F File Number: 28-07112
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Treble
      ------------------------------------------------------
Title:   Vice President
      ------------------------------------------------------
Phone:   (631) 844-1009
      ------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Timothy Treble          Melville, NY         1/29/03
-----------------------   -------------------   ------------
      [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -----------------     ---------------------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                             -----------
Form 13F Information Table Entry Total:             80
                                             -----------
Form 13F Information Table Value Total:        $49,756
                                             -----------
                                             (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                 Form 13F File Number          Name

                    28-
------                 -------------------        --------------------------

     [Repeat as necessary.]
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                                NORTH FORK BANK
                                     TRUST
                                 13F WORKSHEET
                               DECEMBER 31, 2002

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                                                          VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE             CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM             002824100      204      5115   SH         SOLE                  4480      635      0
ALLIANCE CAP MGMT HLDG L P    UNIT LTD PARTN  01855A101      713     23005   SH         SOLE                 19955      560   2490
AMERICAN EXPRESS CO           COM             025816109      517     14655   SH         SOLE                 14005      300    350
AMERICAN EXPRESS CO           COM             025816109      325      9209   SH         DEFINED                400     8809      0
AMERICAN INTL GROUP INC       COM             026874107      939     16252   SH         SOLE                 15394      150    708
AMERICAN WTR WKS INC          COM             030411102      598     13165   SH         SOLE                 12330        0    835
AMERICAN WTR WKS INC          COM             030411102      459     10100   SH         DEFINED               9700      400      0
BP PLC                        SPONSORED ADR   055622104      338      8326   SH         SOLE                  7372      444    510
BANK OF AMERICA CORPORATION   COM             060505104      441      6346   SH         SOLE                  5696        0    650
BANK ONE CORP                 COM             06423A103      213      5850   SH         SOLE                  5850        0      0
BAXTER INTL INC               COM             071813109      420     15020   SH         SOLE                 14385      200    435
BECKMAN COULTER INC           COM             075811109      264      8960   SH         SOLE                  8660        0    300
BELLSOUTH CORP                COM             079860102      236      9140   SH         SOLE                  8750      390      0
BOEING CO                     COM             097023105      210      6395   SH         SOLE                  5545      200    650
BRISTOL MYERS SQUIBB CO       COM             110122108      310     13409   SH         SOLE                 11399      370   1640
CEDAR FAIR L P                DEPOSITRY UNIT  150185106      509     21580   SH         SOLE                 15940     3300   2340
CHEVRONTEXACO CORP            COM             166764100      904     13602   SH         SOLE                 12109      242   1251
CISCO SYS INC                 COM             17275R102      226     17270   SH         SOLE                 15995      700    575
CITIGROUP INC                 COM             172967101     1815     51617   SH         SOLE                 48641     1474   1502
CITIGROUP INC                 COM             172967101      210      5981   SH         DEFINED               2914     3067      0
COCA COLA CO                  COM             191216100      264      6030   SH         SOLE                  6030        0      0
COLGATE PALMOLIVE CO          COM             194162103     1543     29435   SH         SOLE                 27615      975    845
DOMINION RES INC VA NEW       COM             25746U109      436      7948   SH         SOLE                  7173      241    534
DOW CHEM CO                   COM             260543103      618     20824   SH         SOLE                 19674        0   1150
EXXON MOBIL CORP              COM             30231G102     4438    127067   SH         SOLE                121822     1615   3630
EXXON MOBIL CORP              COM             30231G102     1478     42317   SH         DEFINED              28141    14176      0
FEDERATED INVS INC PA         CL B            314211103      294     11614   SH         SOLE                  8114      800   2700
FORD MTR CO DEL               COM PAR #0.01   345370860      395     42481   SH         SOLE                 41648      533    300
GANNETT INC                   COM             364730101      652      9090   SH         SOLE                  8790      100    200
GENERAL ELEC CO               COM             369604103     2523    103660   SH         SOLE                 98961     1930   2769
GENERAL ELEC CO               COM             369604103      908     37322   SH         DEFINED              27875     9447      0
GENERAL MLS INC               COM             370334104     1077     22947   SH         SOLE                 21197      850    900
HEINZ H J CO                  COM             423074103      275      8395   SH         SOLE                  7585        0    810
HEWLETT PACKARD CO            COM             428236103      181     10476   SH         SOLE                 10476        0      0
HOME DEPOT INC                COM             437076102      391     16284   SH         SOLE                 14684      700    900
INTEL CORP                    COM             458140100      595     38273   SH         SOLE                 37973        0    300
INTERNATIONAL BUSINESS MACHS  COM             459200101      775     10003   SH         SOLE                  9548      100    355
INTERNATIONAL BUSINESS MACHS  COM             459200101      375      4850   SH         DEFINED               3000     1850      0
INTL PAPER CO                 COM             460146103      233      6675   SH         SOLE                  6475      125     75
J P MORGAN CHASE & CO         COM             46625H100      296     12361   SH         SOLE                 10205      370   1786
JOHNSON & JOHNSON             COM             478160104     1915     35675   SH         SOLE                 33080     1025   1570

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                                                          VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE             CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC              COM             478366107      383      4780   SH         SOLE                  4305      300    175
KEYCORP                       COM             493267108      243      9703   SH         SOLE                  8203        0   1500
KIMBERLY CLARK CORP           COM             494368103      384      8095   SH         SOLE                  7615        0    480
LIBERTY ALL-STAR EQUITY FND                   530158104      122     18515   SH         SOLE                 17900        0    615
MEDTRONIC INCORPORATED COM                    585055106      234      5145   SH         SOLE                  4900      175     70
MELLON FINL CORP              COM             58551A108      309     11845   SH         SOLE                 11845        0      0
MERCK & CO INC                COM             589331107      439      7756   SH         SOLE                  7106      200    450
MERCK & CO INC                COM             589331107      308      5444   SH         DEFINED                490     4954      0
MICROSOFT CORP                COM             594918104     1098     21250   SH         SOLE                 19585      790    875
MOTOROLA INC                  COM             620076109      115     13310   SH         SOLE                 13310        0      0
NORTH FORK BANCORPORATION NY  COM             659424105      708     21000   SH         SOLE                 21000        0      0
NUVEEN NY MUN VALUE FD        COM             67062M105      277     30475              SOLE                 30475        0      0
NUVEEN N Y INVT QUALITY MUN   COM             67062X101      432     27840              SOLE                 27250        0    590
NUVEEN NY SELECT QUALITY MUN  COM             670976109     1436     94083              SOLE                 86958        0   7125
NUVEEN NY QUALITY INCM MUN F  COM             670986108      488     32375              SOLE                 32375        0      0
OPPENHEIMER MULTI-SECTOR INC  SH BEN INT      683933105     1048    139095   SH         SOLE                125295        0   13800
PPG INDS INC                  COM             693506107      650     12970   SH         SOLE                 11955      475    540
PEPSICO INC                   COM             713448108      572     13570   SH         SOLE                 12120        0   1450
PFIZER INC                    COM             717081103     1885     61689   SH         SOLE                 57738      300   3651
PFIZER INC                    COM             717081103      374     12250   SH         DEFINED               4925     7325      0
PHARMACIA CORP                COM             71713U102      323      7749   SH         SOLE                  7249      200    300
PHILADELPHIA SUBN CORP        COM PAR $0.50   718009608      245     11920   SH         SOLE                 11545      200    175
PHILIP MORRIS COS INC         COM             718154107      917     22631   SH         SOLE                 21676      670    285
PROCTER & GAMBLE CO           COM             742718109      265      3090   SH         SOLE                  2790      300      0
SBC COMMUNICATIONS INC                        78387G103      619     22860   SH         SOLE                 20453     1412    995
SBC COMMUNICATIONS INC                        78387G103      209      7711   SH         DEFINED               3625     4086      0
ST PAUL COS INC               COM             792860108      330      9695   SH         SOLE                  9495        0    200
SARA LEE CORP                 COM             803111103      202      9000   SH         SOLE                  9000        0      0
SUNGARD DATA SYS INC          COM             867363103      394     16745   SH         SOLE                 16095        0    650
TELEFLEX INC                                  879369106      216      5060   SH         SOLE                  5060        0      0
VERIZON COMMUNICATIONS        COM             92343V104     1239     31977   SH         SOLE                 30035      234   1708
VERIZON COMMUNICATIONS        COM             92343V104      388     10036   SH         DEFINED               6524     3512      0
WAL MART STORES INC           COM             931142103     1617     32040   SH         SOLE                 29960      775   1305
WAL MART STORES INC           COM             931142103      234      4635   SH         DEFINED               2010     2625      0
WALGREEN CO                   COM             931422109      223      7660   SH         SOLE                  7660        0      0
WASHINGTON MUT INC            COM             939322103      618     17931   SH         SOLE                 16706        0   1225
WELLS FARGO & CO NEW          COM             949746101      391      8365   SH         SOLE                  8265        0    100
WORLDCOM INC GA NEW           COM             98157D106        1     14025   SH         SOLE                 13800        0    225
WYETH                                         983024100      307      8235   SH         SOLE                  8235        0      0

GRAND TOTALS                                               49756   1681279                                 1525119    84611  71549
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